Property and equipment - Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 3,989,697		₩ 4,083,328
Acquisitions		639,829	[1]	581,810	[2]
Disposals		(34,103)		(166,151)
Depreciation		(493,335)	[3]	(475,506)
Impairment		(7,594)		0		₩ 0
Amounts transferred from(to) investment property		(73,773)		4,064
Amounts transferred from(to) intangible assets		3,676		3,738
Amounts transferred from(to) assets held for sale	[4]	(1,022)		(31,633)
Others				(2,235)
Effects of foreign currency adjustments		22,789		(8,553)
Business combination (Note 47)				835
Ending balance		4,046,164		3,989,697		4,083,328
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		2,219,227		1,815,112
Acquisitions		513	[1]	78,066	[2]
Disposals		(709)		(92,683)
Depreciation	[3]	0
Impairment		0
Amounts transferred from(to) investment property		(46,046)		55,316
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[4]	(169)		(31,622)
Amounts transferred from(to) right-of-use assets				395,346
Effects of foreign currency adjustments		318		(308)
Ending balance		2,173,134		2,219,227		1,815,112
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		810,761		790,449
Acquisitions		32,777	[1]	56,828	[2]
Disposals		(1,378)		(46,897)
Depreciation		(49,646)	[3]	(56,041)
Impairment		(7,594)
Amounts transferred from(to) investment property		(27,727)		(51,252)
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[4]	(853)		(11)
Amounts transferred from(to) right-of-use assets				118,091
Effects of foreign currency adjustments		146		(406)
Ending balance		756,486		810,761		790,449
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		590,417		1,112,796
Acquisitions		316,925	[1]	305,958	[2]
Disposals		(26,930)		(24,173)
Depreciation		(289,585)	[3]	(286,028)
Impairment		0
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) assets held for sale	[4]	0
Amounts transferred from(to) right-of-use assets				(513,437)
Others				0
Effects of foreign currency adjustments		17,300		(5,380)
Business combination (Note 47)				681
Ending balance		608,127		590,417		1,112,796
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		369,292		364,971
Acquisitions		289,614	[1]	140,958	[2]
Disposals		(5,086)		(2,398)
Depreciation		(154,104)	[3]	(133,437)
Impairment		0
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		3,676		3,738
Amounts transferred from(to) assets held for sale	[4]	0
Others				(2,235)
Effects of foreign currency adjustments		5,025		(2,459)
Business combination (Note 47)				154
Ending balance		₩ 508,417		₩ 369,292		₩ 364,971

[1]	W18,748 million transferred from assets-under-construction is included.
[2]	W56,575 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
[4]	Includes buildings, land, etc.